Commitments and Contingencies - Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 444,911	$ 450,832
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	388,264	396,958
Interest rate lock commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	6,331	16,161
Forward sale commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	576	2,199
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 49,740	$ 35,514